Redeemable Convertible Preferred Shares - Schedule of Convertible Redeemable Preferred Shares Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Temporary Equity [Line Items]
Receivable for issuance of Series C convertible redeemable preferred shares			$ (4,000)
Accretion of preferred shares redemption value	$ 0	$ 2,868	6,377
Series A Convertible Redeemable Preferred Stock
Temporary Equity [Line Items]
Beginning Balance		$ 6,796	$ 6,508
Beginning Balance, Shares		4,912,934	4,912,934
Accretion of preferred shares redemption value		$ 96	$ 288
Ending Balance			$ 6,796
Ending Balance, Shares			4,912,934
Series A Convertible Redeemable Preferred Stock | Upon Initial Public Offering
Temporary Equity [Line Items]
Converted to ordinary shares upon IPO		$ (6,892)
Converted to ordinary shares upon IPO (shares)		(4,912,934)
Series B Convertible Redeemable Preferred Stock
Temporary Equity [Line Items]
Beginning Balance		$ 35,132	$ 33,511
Beginning Balance, Shares		14,084,239	14,084,239
Accretion of preferred shares redemption value		$ 540	$ 1,621
Ending Balance			$ 35,132
Ending Balance, Shares			14,084,239
Series B Convertible Redeemable Preferred Stock | Upon Initial Public Offering
Temporary Equity [Line Items]
Converted to ordinary shares upon IPO		$ (35,672)
Converted to ordinary shares upon IPO (shares)		(14,084,239)
Series C Convertible Redeemable Preferred Stock
Temporary Equity [Line Items]
Beginning Balance		$ 74,290	$ 44,931
Beginning Balance, Shares		2,858,394	1,728,989
Issuance of Series C convertible redeemable preferred shares, net of issuance costs		$ 18,035	$ 28,891
Issuance of Series C convertible redeemable preferred shares, net of issuance costs (shares)		711,563	1,129,405
Receivable for issuance of Series C convertible redeemable preferred shares			$ (4,000)
Accretion of preferred shares redemption value		$ 2,232	4,468
Ending Balance			$ 74,290
Ending Balance, Shares			2,858,394
Receivable for issuance of Series C convertible redeemable preferred shares		4,000
Series C Convertible Redeemable Preferred Stock | Upon Initial Public Offering
Temporary Equity [Line Items]
Deemed dividend to preferred shareholders upon IPO		$ 82,034
Deemed dividend to preferred shareholders upon IPO (shares)		13,672,340
Converted to ordinary shares upon IPO		$ (180,591)
Converted to ordinary shares upon IPO (shares)		(17,242,297)